Bank Loans and issuance of Debt Securities - Summary of Debt Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Long-Term	$ 5,196,240	$ 6,195,576	$ 4,437,043
Total	27,860,908
Grupo Aeroportuariodel Pacifico S A B De C V [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	3,800,000	2,500,000	2,200,000
Long-Term	22,631,449	20,310,202	13,399,433
Total	26,431,449	22,810,202	15,599,433
MBJA [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	164,668	159,590
Long-Term	1,264,791	1,385,374	837,610
Total	1,429,459	1,544,964	837,610
Related parties [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	3,964,668	2,659,590	2,200,000
Long-Term	23,896,240	21,695,576	14,237,043
Total	$ 27,860,908	$ 24,355,166	$ 16,437,043